Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Pay						Performance
	Former PEO (1)		Current PEO (1)		Avg. of Other NEOs (2)		Value of $100 Initial Investment Based On (3):			Company Selected Performance Metric
Year	SCT Total Comp.	Comp Actually Paid	SCT Total Comp.	Comp Actually Paid	SCT Total Comp.	Comp Actually Paid	JBT Cumulative TSR[1]	S&P 1500 Industrial Machinery Cumulative TSR	Net Income ($M)	EPS
2023	N/A		$6,176,099	$8,158,164	$1,499,098	$1,802,760	$90	$154	$582.6	$2.62
2022	N/A		$4,791,474	$2,847,190	$1,155,529	$761,586	$82	$120	$130.7	$4.81
2021	N/A		$5,023,977	$4,743,995	$1,567,948	$1,097,771	$137	$140	$118.4	$3.82
2020	$10,816,742	-$1,473,084	$2,883,247	$1,632,239	$995,544	$455,638	$102	$115	$108.8	$3.79
(1) Former PEO refers to Thomas W. Giacomini. Current PEO refers to Brian A. Deck.
(2) Includes the following NEOs:
2023: Messrs. Meister, Petrie, Rizzolo, Marvin and Burdakin
2022: Messrs. Meister, Petrie, Burdakin, Marvin and Fernandez
2021: Messrs. Meister, Petrie, Burdakin, Marvin and Fernandez, Sternlieb
2020: Meister, Burdakin, Marvin and Fernandez, Sternlieb
(3) TSR is cumulative (i.e., 1 year for 2020, 2 years for 2021 and 3 years for 2022) and depicted as a dollar value assuming $100 was invested as of January 1, 2020.

Company Selected Measure Name	EPS
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Current PEO ($)	Exclusion of Change in Pension Value for Current PEO ($)	Exclusion of Stock Awards for Current PEO ($)	Inclusion of Pension Service Cost for Current PEO ($)	Inclusion of Equity Values for Current PEO ($)	Compensation Actually Paid to Current PEO ($)
2023	6,176,099	—	(3,600,014)	—	5,582,079	8,158,164

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Current PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Current PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Current PEO ($)	Total - Inclusion of Equity Values for Current PEO ($)
2023	4,503,864	991,045	—	87,170	—	5,582,079

Non-PEO NEO Average Total Compensation Amount	$ 1,155,529	$ 1,567,948	$ 995,544
Non-PEO NEO Average Compensation Actually Paid Amount	$ 761,586	1,097,771	455,638
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between CAP and PVP Performance Metrics
The table below shows the relationship between compensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our total shareholder return over four fiscal years ending December 31, 2023. As shown in the chart, the PEO and NEO CAP amounts trend similarly to JBT’s TSR. This is primarily due to JBT’s pay for performance philosophy and the use of equity incentives, which are tied to company performance and the stock price.

Compensation Actually Paid vs. Net Income [Text Block]
The table below shows the relationship between compensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our net income over four fiscal years ending December 31, 2023.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The table below shows the relationship between compensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our company selected metric – Earning Per Share over four fiscal years ending December 31, 2023.

Total Shareholder Return Amount	$ 82	137	102
Peer Group Total Shareholder Return Amount	120	140	115
Net Income (Loss)	$ 130,700,000	$ 118,400,000	$ 108,800,000
Company Selected Measure Amount | $ / shares	4.81	3.82	3.79
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Non-GAAP Measure Description [Text Block]
Annual EPS is the after-tax earnings generated from continuing operations divided by the total number of our diluted shares of our outstanding Common Stock. The EPS award results are annually assessed with that year’s EPS goals and averaged over the specified three-year period. As an incentive measure, we believe that linking sustained EPS growth to compensation helps us drive our executive officers to improve overall earnings.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow conversion
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Annual operating ROIC
Current PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,791,474	$ 5,023,977	$ 2,883,247
PEO Actually Paid Compensation Amount	$ 2,847,190	$ 4,743,995	1,632,239
Former PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			10,816,742
PEO Actually Paid Compensation Amount			$ (1,473,084)